Commitments and Contingencies - Schedule of Monthly Payment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
$0 – $250,000 [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	$ 3,750
Accrued Monthly	5,000
$0 – $250,000 [Member] | Employment Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	3,750
Accrued Monthly	5,000
$250,000 – $750,000 [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	5,000
Accrued Monthly	3,750
$250,000 – $750,000 [Member] | Employment Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	5,000
Accrued Monthly	$ 3,750